UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and

Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, MA 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, MA 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 78.6%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Vermont Municipal Bond Bank, 4.00%, 12/1/17	$2,515	$2,893,407
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	866,826

		$3,760,233

Education — 2.2%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,513,420
New York State Dormitory Authority, 5.00%, 7/1/21(1)	1,000	1,222,440
University of Arkansas, 3.00%, 11/1/19(1)	445	480,604

		$4,216,464

Electric Utilities — 4.3%
Energy Northwest, WA, (Bonneville Power Administration), 5.00%, 7/1/17(1)	$4,200	$4,994,724
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19(1)	2,500	3,041,600

		$8,036,324

Escrowed/Prerefunded — 3.2%
Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	$2,545	$2,840,220
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,000	3,189,450

		$6,029,670

General Obligations — 36.7%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,383,939
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,543,291
Bedford, MA, 4.00%, 8/15/16	1,380	1,571,130
Bellevue, WA, 5.00%, 12/1/21(1)	1,020	1,265,810
Carrollton, TX, 3.00%, 8/15/15	100	107,971
Charleston County, SC, School District, 5.00%, 2/1/19	7,020	8,602,378
Dakota County, MN, Community Development Agency, 3.00%, 1/1/13	150	153,038
Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	500	522,725
Florida Board of Education, 5.00%, 6/1/17	2,010	2,398,051
Frederick County, MD, 4.00%, 2/1/15	555	608,363
Georgia, 4.00%, 9/1/16	3,500	3,988,320
Georgia, 5.00%, 7/1/17	600	722,334
Georgia, 5.00%, 7/1/19	3,070	3,806,923
Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	2,815	3,042,199
Hopkinton, MA, 4.00%, 7/15/16	240	270,482
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	515	415,147
Loudoun County, VA, 5.00%, 12/1/17	2,015	2,453,545
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,749,659
Massachusetts, 5.50%, 10/1/15	400	467,912
Morris County, NJ, 5.00%, 2/15/14	1,650	1,792,708
New York, 5.00%, 4/15/15	500	568,420
Richardson, TX, 5.00%, 2/15/18	2,790	3,355,393
St. Louis County, MO, School District C-2 Parkway, 4.00%, 3/1/20	1,700	1,980,194
United Independent School District, TX, 5.00%, 8/15/20	2,000	2,484,040
Utah, 5.00%, 7/1/19(2)	8,300	10,292,332
Wake, NC, 5.00%, 3/1/21	1,000	1,254,810

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Washington, 5.00%, 7/1/20	$2,145	$2,635,004
Wisconsin, 5.00%, 5/1/20	2,255	2,771,327

		$69,207,445

Insured-Escrowed/Prerefunded — 4.4%
Anchorage, AK, (FGIC), Prerefunded to 9/1/13, 5.00%, 9/1/20	$1,750	$1,866,988
Benton County, WA, School District No. 400, (AGM), Prerefunded to 6/1/13, 5.00%, 12/1/20	6,055	6,390,265

		$8,257,253

Insured-General Obligations — 1.6%
Houston, TX, (NPFG), 5.25%, 3/1/14	$785	$858,342
Las Vegas Valley, NV, Water District, (FGIC), (NPFG), 5.00%, 6/1/19	1,955	2,171,888

		$3,030,230

Insured-Transportation — 0.6%
New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,000	$1,089,910

		$1,089,910

Lease Revenue/Certificates of Participation — 0.6%
Orange County, FL, School Board, 5.00%, 8/1/16(1)	$500	$568,790
Orange County, FL, School Board, 5.00%, 8/1/19(1)	500	583,950

		$1,152,740

Special Tax Revenue — 6.0%
New York State Urban Development Corp., 5.00%, 1/1/15	$2,125	$2,380,191
New York State Urban Development Corp., 5.00%, 12/15/17	7,415	8,928,624

		$11,308,815

Transportation — 13.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,710,409
New York State Thruway Authority, 5.00%, 4/1/18(2)	20,000	23,965,800

		$25,676,209

Water and Sewer — 3.4%
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	$1,860	$2,143,687
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	2,025	2,579,121
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,735,767

		$6,458,575

Total Tax-Exempt Municipal Securities — 78.6% (identified cost $141,752,020)		$148,223,868

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000

Call Options Purchased — 0.0%(3)
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	238	$1,495	4/21/12	$4,760
S&P 500 Index FLEX	247	1,450	4/3/12	1,550
S&P 500 Index FLEX	246	1,450	4/4/12	3,484
S&P 500 Index FLEX	246	1,475	4/5/12	276
S&P 500 Index FLEX	247	1,485	4/10/12	1,633
S&P 500 Index FLEX	236	1,495	4/19/12	6,775
S&P 500 Index FLEX	240	1,495	4/26/12	16,639
S&P 500 Index FLEX	226	1,500	4/11/12	593
S&P 500 Index FLEX	224	1,505	4/18/12	2,892

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	223	$1,506	4/27/12	$9,911
S&P 500 Index FLEX	225	1,510	4/13/12	540
S&P 500 Index FLEX	219	1,522	4/24/12	2,964

Total Call Options Purchased (identified cost $98,761)				$52,017

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	238	$1,270	4/21/12	$595
S&P 500 Index FLEX	247	1,200	4/3/12	—
S&P 500 Index FLEX	246	1,220	4/4/12	3
S&P 500 Index FLEX	246	1,245	4/5/12	37
S&P 500 Index FLEX	226	1,250	4/11/12	1,587
S&P 500 Index FLEX	247	1,255	4/10/12	1,365
S&P 500 Index FLEX	240	1,255	4/26/12	27,494
S&P 500 Index FLEX	236	1,260	4/19/12	12,536
S&P 500 Index FLEX	223	1,267	4/27/12	33,336
S&P 500 Index FLEX	225	1,270	4/13/12	4,572
S&P 500 Index FLEX	224	1,270	4/18/12	12,218
S&P 500 Index FLEX	219	1,285	4/24/12	32,316

Total Put Options Purchased (identified cost $679,741)				$126,059

	N(000.000.000	N(000.000.000

Short-Term Investments — 28.6%

Tax-Exempt Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
Texas, 2.50%, 8/30/12	$7,500	$7,573,650

Total Tax-Exempt Municipal Securities (identified cost $7,568,464)		$7,573,650

U.S. Treasury Obligations — 10.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.005%, 4/5/12	$20,000	$19,999,940

Total U.S. Treasury Obligations (identified cost $19,999,988)		$19,999,940

	N(000.000.000	N(000.000.000

Other — 14.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	$26,464	$26,464,317

Total Other (identified cost $26,464,317)		$26,464,317

Total Short-Term Investments — 28.6% (identified cost $54,032,769)		$54,037,907

Total Investments — 107.3% (identified cost $196,563,291)		$202,439,851

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000

Call Options Written
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	238	$1,430	4/21/12	$(157,080)
S&P 500 Index FLEX	247	1,385	4/3/12	(608,128)
S&P 500 Index FLEX	246	1,385	4/4/12	(617,780)
S&P 500 Index FLEX	246	1,410	4/5/12	(203,362)
S&P 500 Index FLEX	247	1,420	4/10/12	(179,382)
S&P 500 Index FLEX	226	1,430	4/11/12	(106,133)
S&P 500 Index FLEX	236	1,430	4/19/12	(189,301)
S&P 500 Index FLEX	240	1,430	4/26/12	(252,360)
S&P 500 Index FLEX	224	1,435	4/18/12	(138,704)
S&P 500 Index FLEX	223	1,436	4/27/12	(196,425)
S&P 500 Index FLEX	225	1,440	4/13/12	(74,062)
S&P 500 Index FLEX	219	1,452	4/24/12	(92,866)

Total Call Options Written — (1.5)% (premiums received $1,594,519)				$(2,815,583)

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000

Put Options Written — (0.3)%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	238	$1,335	4/21/12	$(76,755)
S&P 500 Index FLEX	247	1,265	4/3/12	(3)
S&P 500 Index FLEX	246	1,285	4/4/12	(48)
S&P 500 Index FLEX	246	1,310	4/5/12	(498)
S&P 500 Index FLEX	247	1,320	4/10/12	(8,972)
S&P 500 Index FLEX	226	1,320	4/11/12	(10,660)
S&P 500 Index FLEX	240	1,320	4/26/12	(75,481)
S&P 500 Index FLEX	236	1,325	4/19/12	(45,500)
S&P 500 Index FLEX	223	1,337	4/27/12	(103,195)
S&P 500 Index FLEX	225	1,340	4/13/12	(30,582)
S&P 500 Index FLEX	224	1,340	4/18/12	(56,487)
S&P 500 Index FLEX	219	1,355	4/24/12	(124,039)

Total Put Options Written (premiums received $1,779,524)				$(532,220)

Other Assets, Less Liabilities — (5.5)%				$(10,496,215)

Net Assets — 100.0%				$188,595,833

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.9%
Washington	10.6%
Others, representing less than 10% individually	50.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 3.7% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $5,161.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$195,275,573

Gross unrealized appreciation	$7,845,273
Gross unrealized depreciation	(680,995)

Net unrealized appreciation	$7,164,278

Written call and put options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,432	$4,921,623
Options written	19,180	12,014,942
Options terminated in closing purchase transactions	(6,977)	(4,955,536)
Options expired	(13,001)	(8,606,986)

Outstanding, end of period	5,634	$3,374,043

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $178,076 and $3,347,803, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$148,223,868	$—	$148,223,868
Call Options Purchased	4,760	47,257	—	52,017
Put Options Purchased	595	125,464	—	126,059
Short-Term Investments -
Tax-Exempt Municipal Securities	—	7,573,650	—	7,573,650
U.S. Treasury Obligations	—	19,999,940	—	19,999,940
Other	—	26,464,317	—	26,464,317
Total	$5,355	$202,434,496	$—	$202,439,851

Liability Description
Call Options Written	$(157,080)	$(2,658,503)	$—	$(2,815,583)
Put Options Written	(76,755)	(455,465)	—	(532,220)
Total	$(233,835)	$(3,113,968)	$—	$(3,347,803)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012